Note Payable - Officers and Directors (Details) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Oct. 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Note Payable - Officers and Directors (Details) [Line Items]
Notes Payable, Related Parties, Current		$ 140,082		$ 69,944	$ 60,000
Proceeds from Related Party Debt		70,138	$ 8,000	9,944	$ 0
Officer and Director [Member]
Note Payable - Officers and Directors (Details) [Line Items]
Notes Payable, Related Parties, Current		$ 100,501		$ 69,944
Debt Instrument, Interest Rate, Stated Percentage		12.00%		12.00%
Officer and Director [Member] | Subsequent Event [Member]
Note Payable - Officers and Directors (Details) [Line Items]
Proceeds from Related Party Debt	$ 33,000
Other Related Party [Member]
Note Payable - Officers and Directors (Details) [Line Items]
Notes Payable, Related Parties, Current		$ 39,581		$ 0
Debt Instrument, Interest Rate, Stated Percentage		12.00%
Interest Expense, Related Party		$ 1,200
Interest Payable, Current		4,096
Note Payable #1 [Member] | Officer and Director [Member]
Note Payable - Officers and Directors (Details) [Line Items]
Debt Instrument, Face Amount		$ 60,000
Debt Instrument, Interest Rate, Stated Percentage		12.00%
Interest Expense, Related Party		$ 1,815
Interest Payable, Current		18,061
Proceeds from Related Party Debt		30,557
Note Payable #2 [Member] | Officer and Director [Member]
Note Payable - Officers and Directors (Details) [Line Items]
Debt Instrument, Face Amount		$ 40,501
Debt Instrument, Interest Rate, Stated Percentage		12.00%
Interest Expense, Related Party		$ 1,225
Interest Payable, Current		$ 3,772